Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.366.1492 -Select Inheiritage * 800.533.7881 -Variable Inheiritage
Commonwealth Annuity and Life Insurance Company a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2012

FOR CONTRACT HOLDERS OF:	COMMONWEALTH ANNUITY SELECT INHEIRITAGE VARIABLE INHEIRITAGE

September 25, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	INHEIRITAGE ACCOUNT 1940 Act Registration Number: 811-8120 1933 Act Registration Numbers: 33-70948 CIK: 0000914187 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Inheiritage Account, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 24, 2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 24, 2012
AllianceBernstein Variable Products Series Fund, Inc.	825316	August 23, 2012
Delaware VIP Trust	814230	September 7, 2012
Fidelity Variable Insurance Products Fund (Initial Class)	356494	August 17, 2012
Franklin Templeton Variable Insurance Products Trust (Service Class 2)	837274	August 30, 2012
Janus Aspen Series	906185	August 29, 2012
T. Rowe Price International Series, Inc.	918292	August 27, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel

and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772